UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10135

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Waddell & Reed Advisors Select Funds, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

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Date of fiscal year end: June 30

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Date of reporting period: December 31, 2003

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Dividend Income Fund

Value Fund

Semiannual Report
December 31, 2003

CONTENTS

3	President's Letter
5	Dividend Income Fund
18	Value Fund
33	Notes to Financial Statements
42	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Select Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed Advisors Select Funds, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF WADDELL & REED ADVISORS SELECT FUNDS

         December 31, 2003

Dear Shareholder

Enclosed is our report on your Fund's operations for the six months ended December 31, 2003.

2003 turned out to be an exceptionally good year for the stock market. As the year began many analysts were worried that we could have a fourth rough year. Instead, the S&P was up 29 percent and the Dow, which experienced its best year since 1996, was up 25 percent.

Why was it so good?

A number of developments drove the positive performance. Combat in Iraq ended quickly, which enabled President Bush to focus on the economy. The Federal Reserve, the Bush Administration and the Treasury took very aggressive actions in an effort to right a deteriorating economic situation. The Fed engineered a dramatic reduction in long-term interest rates. The Treasury engineered a decline in the value of the dollar. The Administration engineered a significant reduction in taxes on capital gains, dividend income and on wages and salaries. These actions were quickly recognized by the stock market as highly likely to successfully energize the economy. The stock market began to anticipate positive change in early April and really caught on by early May. A huge rally ensued. Policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than 8 percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

Looking ahead

We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we feel that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by depleting inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election could also be important. Most feel that the President will be reelected. Should that not occur, there will be concern over Bush tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently China has been thought of as the icing on the world economic growth re-acceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the economy will be quite strong in the first half of 2004. The second half of the year should also be solid in our opinion, though maybe not as strong as the first half.

Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals.

Respectfully,

Henry J. Herrmann
President

The opinions expressed in this letter are those of the President of the Corporation and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF DIVIDEND INCOME FUND

GOALS

Dividend Income Fund

Seeks to provide income and long-term capital growth.

Strategy

Dividend Income Fund commenced operations on July 1, 2003. The Fund seeks to achieve its goals by investing primarily in dividend-paying common stocks that Waddell & Reed Investment Management Company believes also demonstrate favorable prospects for long-term capital growth. Although the Fund invests primarily in large companies, it may invest in companies of any size. The Fund will invest primarily in domestic securities but may also invest up to 25% of its total assets in foreign securities.

Founded

2003

Scheduled Dividend Frequency

Quarterly (March, June, September and December)

Performance Summary - Class A Shares

Per Share Data

For the Six Months Ended December 31, 2003
Dividend paid	$0.03
Net asset value on
12-31-03	$11.03
7-1-03	10.00
Change per share	$1.03

         Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF DIVIDEND INCOME FUND

         Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
1-year period ended 12-31-03	-	-	-	-
5-year period ended 12-31-03	-	-	-	-
10-year period ended 12-31-03	-	-	-	-
Cumulative return since inception of Class(F)	4.26%	10.62%	5.20%	10.20%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
 (F)7-1-03 for Class A and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Class C
Period	With CDSC(B)	Without CDSC(C)	Class Y(D)
1-year period ended 12-31-03	-	-	-
5-year period ended 12-31-03	-	-	-
10-year period ended 12-31-03	-	-	-
Cumulative return since inception of Class(E)	9.20%	10.20%	10.80%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment.
(C)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
 (D)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(E)7-1-03 for Class C and Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF DIVIDEND INCOME FUND

Portfolio Highlights

On December 31, 2003, Waddell & Reed Advisors Dividend Income Fund had net assets totaling $92,210,057 invested in a diversified portfolio of:

90.14%	Common Stocks
9.86%	Cash and Cash Equivalents

As a shareholder of Waddell & Reed Advisors Dividend Income Fund, for every $100 you had invested on December 31, 2003, your Fund owned:
Financial Services Stocks	$15.32
Energy Stocks	$14.32
Health Care Stocks	$11.10
Consumer Nondurables Stocks	$9.98
Cash and Cash Equivalents	$9.86
Technology Stocks	$9.01
Utilities Stocks	$7.69
Raw Materials Stocks	$4.76
Consumer Services Stocks	$4.74
Capital Goods Stocks	$3.72
Shelter Stocks	$3.31
Transportation Stocks	$2.37
Retail Stocks	$1.93
Business Equipment and Services Stocks	$1.89

THE INVESTMENTS OF DIVIDEND INCOME FUND

December 31, 2003

COMMON STOCKS	Shares	Value

Aircraft - 1.93%
Boeing Company (The)	20,950	$882,833
Lockheed Martin Corporation	17,450	896,930
		1,779,763
Aluminum - 0.95%
Alcoa Incorporated	23,100	877,800

Banks - 10.07%
Bank of America Corporation	33,050	2,658,211
Citigroup Inc.	53,900	2,616,306
U.S. Bancorp	60,500	1,801,690
Wells Fargo & Company	37,550	2,211,320
		9,287,527
Beverages - 3.36%
Anheuser-Busch Companies, Inc.	16,700	879,756
Coca-Cola Company (The)	26,050	1,322,037
Diageo plc, ADR	16,900	893,334
		3,095,127
Business Equipment and Services - 1.89%
Genuine Parts Company	52,500	1,743,000

Capital Equipment - 2.77%
Caterpillar Inc.	10,400	863,408
Deere & Company	26,000	1,691,300
		2,554,708
Chemicals - Petroleum and Inorganic - 2.86%
Dow Chemical Company (The)	21,150	879,205
du Pont (E.I.) de Nemours and Company	19,200	881,088
Goodrich Corporation	29,550	877,340
		2,637,633
Chemicals - Specialty - 0.95%
Air Products and Chemicals, Inc.	16,650	879,619

Communications Equipment - 0.84%
Nokia Corporation, Series A, ADR	45,800	778,600

Computers - Peripherals - 5.27%
Microsoft Corporation	96,200	2,638,766
SAP Aktiengesellschaft, ADR	53,400	2,219,304
		4,858,070
Electrical Equipment - 0.95%
Emerson Electric Co.	13,500	874,125

Electronic Components - 0.97%
Microchip Technology Incorporated	26,700	889,911

Finance Companies - 2.86%
Fannie Mae	11,850	889,461
SLM Corporation	46,450	1,750,236
		2,639,697
Food and Related - 0.89%
ConAgra Foods, Inc.	31,050	819,409

Health Care - Drugs - 4.34%
Abbott Laboratories	37,650	1,754,490
Pfizer Inc.	63,500	2,243,455
		3,997,945
Health Care - General - 3.89%
Johnson & Johnson	25,900	1,337,994
Wyeth	53,050	2,251,973
		3,589,967
Hospital Supply and Management - 2.87%
Medtronic, Inc.	54,400	2,644,384

Hotels and Gaming - 2.80%
Mandalay Resort Group	18,900	845,208
Starwood Hotels & Resorts Worldwide, Inc.	48,300	1,737,351
		2,582,559
Household - General Products - 3.37%
Clorox Company (The)	27,450	1,332,972
Colgate-Palmolive Company	17,750	888,387
Procter & Gamble Company (The)	8,900	888,932
		3,110,291
Petroleum - Domestic - 6.11%
Anadarko Petroleum Corporation	34,400	1,754,744
Burlington Resources Inc.	23,450	1,298,661
Equitable Resources, Inc.	20,250	869,130
Patterson-UTI Energy, Inc.*	52,100	1,713,830
		5,636,365
Petroleum - International - 4.89%
Exxon Mobil Corporation	66,250	2,716,250
Royal Dutch Petroleum Company, NY Shares	34,200	1,791,738
		4,507,988
Petroleum - Services - 3.32%
Baker Hughes Incorporated	40,600	1,305,696
Schlumberger Limited	32,000	1,751,040
		3,056,736
Publishing - 1.94%
Knight-Ridder, Inc.	23,100	1,787,247

Real Estate Investment Trust - 3.31%
Equity Office Properties Trust	30,450	872,392
ProLogis	27,400	879,266
Simon Property Group, Inc.	28,100	1,302,154
		3,053,812
Retail - General Merchandise - 1.93%
May Department Stores Company (The)	61,150	1,777,630

Savings and Loans - 0.47%
Capitol Federal Financial	12,100	436,568

Security and Commodity Brokers - 1.92%
Merrill Lynch & Co., Inc.	15,100	885,615
Morgan Stanley	15,250	882,518
		1,768,133
Tobacco - 2.36%
Altria Group, Inc.	39,900	2,171,358

Trucking and Shipping - 2.37%
United Parcel Service, Inc., Class B	29,350	2,188,043

Utilities - Electric - 3.81%
Dominion Resources, Inc.	20,700	1,321,281
FPL Group, Inc.	13,500	883,170
Southern Company	43,350	1,311,338
		3,515,789
Utilities - Telephone - 3.88%
SBC Communications Inc.	51,500	1,342,605
Verizon Communications Inc.	38,300	1,343,564
Vodafone Group Plc, ADR	35,650	892,676
		3,578,845

TOTAL COMMON STOCKS - 90.14%		$83,118,649
(Cost: $76,181,750)

TOTAL SHORT-TERM SECURITIES - 8.84%		$8,154,881
(Cost: $8,154,881)

TOTAL INVESTMENT SECURITIES - 98.98%		$91,273,530
(Cost: $84,336,631)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.02%		936,527

NET ASSETS - 100.00%		$92,210,057

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

         DIVIDEND INCOME FUND
December 31, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $84,337)
(Notes 1 and 3)	$91,274
Cash	1
Receivables:
Fund shares sold	854
Dividends and interest	141
Prepaid insurance premium	31

Total assets	92,301

LIABILITIES
Payable to Fund shareholders	40
Accrued shareholder servicing (Note 2)	20
Accrued service fee (Note 2)	15
Accrued accounting and administrative services fees (Note 2)	4
Accrued management fee (Note 2)	2
Accrued distribution fee (Note 2)	1
Other	9

Total liabilities	91

Total net assets	$92,210

NET ASSETS
$0.001 par value capital stock:
Capital stock	$8
Additional paid-in capital	85,336
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	3
Accumulated undistributed net realized loss on investment transactions	(74)
Net unrealized appreciation in value of investments	6,937

Net assets applicable to outstanding units of capital	$92,210

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.03
Class B	$11.02
Class C	$11.02
Class Y	$11.03
Capital shares outstanding:
Class A	7,225
Class B	628
Class C	433
Class Y	74
Capital shares authorized	500,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

         DIVIDEND INCOME FUND
For the Six Months Ended December 31, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$538
Interest and amortization	36

Total income	574

Expenses (Note 2):
Investment management fee	162
Shareholder servicing:
Class A	53
Class B	8
Class C	5
Class Y	1
Service fee:
Class A	48
Class B	5
Class C	3
Distribution fee:
Class A	2
Class B	15
Class C	10
Registration fees	35
Accounting and administrative services fees	15
Custodian fees	9
Legal fees	7
Other	5
Total	383
Less expenses in excess of voluntary waiver of management fee (Note 2)	(10)

Total expenses	373

Net investment income	201

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(74)
Unrealized appreciation in value of investments during the period	6,937

Net gain on investments	6,863

Net increase in net assets resulting from operations	$7,064

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

         DIVIDEND INCOME FUND
(In Thousands)

For the period from July 1, 2003(1) to December 31, 2003

INCREASE IN NET ASSETS
Operations:
Net investment income	$201
Realized net loss on investments	(74)
Unrealized appreciation	6,937

Net increase in net assets resulting from operations	7,064

Distributions to shareholders from (Note 1E):(2)
Net investment income:
Class A	(195)
Class B	-
Class C	-
Class Y	(3)
Realized gains on investment transactions:
Class A	-
Class B	-
Class C	-
Class Y	-

(198)

Capital share transactions (Note 5)	83,344

Total increase	90,210
NET ASSETS
Beginning of period	2,000

End of period	$92,210

Undistributed net investment income	$3

(1)Commencement of operations.

(2)See "Financial Highlights" on pages 14 -17.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         DIVIDEND INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout the Period:

	For the period from 7-1-03(1) to 12-31-03

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments	1.03

Total from investment operations	1.06

Less distributions from:
Net investment income	(0.03)
Capital gains	(0.00)

Total distributions	(0.03)

Net asset value, end of period	$11.03

Total return(2)	10.62%
Net assets, end of period (in millions)	$79
Ratio of expenses to average net assets	1.48	%(3)
Ratio of net investment income to average net assets	0.98	%(3)
Portfolio turnover rate	8.24%

(1)Commencement of operations of the class.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         DIVIDEND INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout the Period:

	For the period from 7-1-03(1) to 12-31-03

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	-	*
Net realized and unrealized gain on investments	1.02

Total from investment operations	1.02

Less distributions from:
Net investment income		(0.00)
Capital gains		(0.00)

Total distributions		(0.00)

Net asset value, end of period	$11.02

Total return		10.20%
Net assets, end of period (in millions)	$7
Ratio of expenses to average net assets	2.33	%(2)
Ratio of net investment income to average net assets	0.11	%(2)
Portfolio turnover rate		8.24%

*Not shown due to rounding.

(1)Commencement of operations of the class.

(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         DIVIDEND INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout the Period:

	For the period from 7-1-03(1) to 12-31-03

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	-	*
Net realized and unrealized gain on investments	1.02

Total from investment operations	1.02

Less distributions from:
Net investment income		(0.00)
Capital gains		(0.00)

Total distributions		(0.00)

Net asset value, end of period	$11.02

Total return		10.20%
Net assets, end of period (in millions)	$5
Ratio of expenses to average net assets	2.30	%(2)
Ratio of net investment income to average net assets	0.13	%(2)
Portfolio turnover rate		8.24%

*Not shown due to rounding.

(1)Commencement of operations of the class.

(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         DIVIDEND INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout the Period:

	For the period from 7-1-03(1) to 12-31-03

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain on investments	1.02

Total from investment operations	1.08

Less distributions from:
Net investment income	(0.05)
Capital gains	(0.00)

Total distributions	(0.05)

Net asset value, end of period	$11.03

Total return	10.80%
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets	1.14	%(2)
Ratio of net investment income to average net assets	1.21	%(2)
Portfolio turnover rate	8.24%

(1)Commencement of operations of the class.

(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF VALUE FUND

GOAL

Value Fund

Seeks long-term capital appreciation.

Strategy

Value Fund invests, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Fund seeks to invest in stocks that are, in the opinion of Waddell & Reed Investment Management Company, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation.

Founded

2000

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares

Per Share Data

For the Six Months Ended December 31, 2003
Dividend paid	$0.05
Net asset value on
12-31-03	$11.25
6-30-03	9.77
Change per share	$1.48

         Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF VALUE FUND

         Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)

	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
1-year period ended 12-31-03	17.33%	24.48%	19.30%	23.30%
5-year period ended 12-31-03	-	-	-	-
10-year period ended 12-31-03	-	-	-	-
Since inception of Class(F)	2.37%	4.39%	2.44%	3.37%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)12-15-00 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C (B)	Class Y (C)
1-year period ended 12-31-03	23.44%	25.25%
5-year period ended 12-31-03	-	-
10-year period ended 12-31-03	-	-
Since inception of Class(D)	3.52%	4.88%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
 (D)12-15-00 for Class C shares and Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF VALUE FUND

Portfolio Highlights

On December 31, 2003, Waddell & Reed Advisors Value Fund had net assets totaling $423,310,636 invested in a diversified portfolio of:

98.28%	Common Stocks
1.72%	Cash and Cash Equivalents

As a shareholder of Waddell & Reed Advisors Value Fund, for every $100 you had invested on December 31, 2003, your Fund owned:
Financial Services Stocks	$29.01
Technology Stocks	$9.17
Energy Stocks	$8.89
Consumer Services Stocks	$8.22
Utilities Stocks	$7.77
Health Care Stocks	$7.67
Capital Goods Stocks	$5.84
Raw Materials Stocks	$5.49
Consumer Nondurables Stocks	$4.89
Shelter Stocks	$4.01
Retail Stocks	$2.63
Miscellaneous Stocks	$2.46
Business Equipment and Services Stocks	$2.23
Cash and Cash Equivalents	$1.72

THE INVESTMENTS OF VALUE FUND

December 31, 2003

COMMON STOCKS	Shares	Value

Aircraft - 1.60%
Boeing Company (The)	51,900	$2,187,066
Lockheed Martin Corporation	89,400	4,595,160
		6,782,226
Aluminum - 1.03%
Alcan Inc.	92,500	4,342,875

Apparel - 0.46%
Jones Apparel Group, Inc.	55,100	1,941,173

Banks - 14.98%
Bank of America Corporation	120,700	9,707,901
BANK ONE CORPORATION	77,600	3,537,784
Charter One Financial, Inc.	144,600	4,995,930
Citigroup Inc.	374,800	18,192,792
National City Corporation	162,200	5,505,068
U.S. Bancorp	236,900	7,054,882
Wachovia Corporation	110,900	5,166,831
Wells Fargo & Company	157,400	9,269,286
		63,430,474
Beverages - 1.89%
Constellation Brands, Inc.	119,600	3,938,428
Diageo plc, ADR	76,900	4,064,934
		8,003,362
Broadcasting - 3.02%
Clear Channel Communications, Inc.*	50,000	2,341,500
Comcast Holding Corporation, Class A *	158,800	4,967,264
Liberty Media Corporation, Class A*	265,800	3,160,362
Viacom Inc., Class B	51,700	2,294,446
		12,763,572
Business Equipment and Services - 2.23%
Interpublic Group of Companies, Inc. (The)*	153,100	2,388,360
Manpower Inc.	62,100	2,923,668
Office Depot, Inc.*	246,600	4,120,686
		9,432,714
Capital Equipment - 4.47%
Caterpillar Inc.	46,300	3,843,826
Illinois Tool Works Inc.	49,900	4,187,109
Ingersoll-Rand Company Limited, Class A	108,900	7,392,132
Timken Company (The)	174,100	3,492,446
		18,915,513
Chemicals - Petroleum and Inorganic - 2.89%
Dow Chemical Company (The)	148,300	6,164,831
du Pont (E.I.) de Nemours and Company	132,200	6,066,658
		12,231,489
Chemicals - Specialty - 1.57%
Air Products and Chemicals, Inc.	126,200	6,667,146

Communications Equipment - 1.41%
EchoStar Communications Corporation*	125,100	4,251,524
Enterasys Networks, Inc.*	454,900	1,705,875
		5,957,399
Computers - Main and Mini - 1.02%
International Business Machines Corporation	46,600	4,318,888

Computers - Peripherals - 3.38%
Amdocs Limited*	228,100	5,127,688
Check Point Software Technologies Ltd.*	313,400	5,280,790
Microsoft Corporation	142,100	3,897,803
		14,306,281
Containers - 1.00%
Pactiv Corporation*	176,600	4,220,740

Electrical Equipment - 1.37%
Emerson Electric Co.	89,700	5,808,075

Electronic Components - 1.76%
Motorola, Inc.	175,200	2,465,064
Texas Instruments Incorporated	169,500	4,979,910
		7,444,974
Finance Companies - 2.91%
Fannie Mae	114,800	8,616,888
Freddie Mac	63,700	3,714,984
		12,331,872
Forest and Paper Products - 1.62%
Sealed Air Corporation(A)*	126,309	6,838,369

Furniture and Furnishings - 1.47%
Masco Corporation	227,000	6,222,070

Health Care - Drugs - 3.96%
Abbott Laboratories	177,100	8,252,860
Merck & Co., Inc.	40,700	1,880,340
Pfizer Inc.	60,100	2,123,333
Shire Pharmaceuticals Group plc, ADR*	155,300	4,515,348
		16,771,881
Health Care - General - 1.82%
Bristol-Myers Squibb Company	159,750	4,568,850
Wyeth	74,200	3,149,790
		7,718,640
Homebuilders, Mobile Homes - 0.50%
Ryland Group, Inc. (The)(A)	24,000	2,127,360

Hospital Supply and Management - 1.89%
PacifiCare Health Systems, Inc.*	67,400	4,556,240
Tenet Healthcare Corporation*	214,100	3,436,305
		7,992,545
Insurance - Property and Casualty - 1.33%
American International Group, Inc.	63,550	4,212,094
Hartford Financial Services Group Inc. (The)	24,000	1,416,720
		5,628,814
Leisure Time Industry - 3.40%
Brunswick Corporation	131,900	4,198,377
Carnival Corporation	145,900	5,796,607
Cendant Corporation*	196,700	4,380,509
		14,375,493
Motion Pictures - 1.00%
Time Warner Inc.*	236,200	4,249,238

Multiple Industry - 1.97%
3M Company	26,000	2,210,780
General Electric Company	130,600	4,045,988
Honeywell International Inc.	62,100	2,076,003
		8,332,771
Petroleum - Domestic - 2.59%
Anadarko Petroleum Corporation	52,100	2,657,621
Burlington Resources Inc.	72,200	3,998,436
ConocoPhillips	66,000	4,327,620
		10,983,677
Petroleum - International - 4.48%
ChevronTexaco Corporation	51,300	4,431,807
Exxon Mobil Corporation	354,100	14,518,100
		18,949,907
Petroleum - Services - 1.82%
GlobalSanteFe Corporation	146,000	3,625,180
Smith International, Inc.	98,600	4,093,872
		7,719,052
Publishing - 0.80%
Gannett Co., Inc.	38,100	3,396,996

Railroad - 0.49%
Norfolk Southern Corporation	88,200	2,085,930

Real Estate Investment Trust - 0.42%
Equity Office Properties Trust	62,500	1,790,625

Restaurants - 0.70%
CKE Restaurants, Inc.*	461,400	2,948,346

Retail - General Merchandise - 1.93%
Costco Wholesale Corporation*	81,000	3,009,150
Dollar General Corporation	245,000	5,142,550
		8,151,700
Security and Commodity Brokers - 9.79%
American Express Company	102,100	4,924,283
Goldman Sachs Group, Inc. (The)	46,500	4,590,945
Merrill Lynch & Co., Inc.	92,700	5,436,855
Morgan (J.P.) Chase & Co.	272,300	10,001,579
Morgan Stanley	67,400	3,900,438
Prudential Financial, Inc.	201,100	8,399,947
SPDR Trust Series 1	37,600	4,184,128
		41,438,175
Tobacco - 1.54%
Altria Group, Inc.	120,100	6,535,842

Utilities - Electric - 3.18%
Cinergy Corp.	85,900	3,333,779
Exelon Corporation	33,100	2,196,516
PPL Corporation(A)	38,100	1,666,875
Pepco Holdings, Inc.	99,700	1,948,138
Southern Company(A)	142,000	4,295,500
		13,440,808
Utilities - Gas and Pipeline - 1.02%
Kinder Morgan, Inc.	72,900	4,308,390

Utilities - Telephone - 3.57%
BellSouth Corporation	149,000	4,216,700
SBC Communications Inc.	80,800	2,106,456
Sprint Corporation - FON Group	187,700	3,082,034
Sprint Corporation - PCS Group*	244,500	1,374,090
Vodafone Group Plc, ADR	173,700	4,349,448
		15,128,728

TOTAL COMMON STOCKS - 98.28%		$416,034,130
(Cost: $358,492,085)

TOTAL SHORT-TERM SECURITIES - 2.17%		9,168,632
(Cost: $9,168,632)

TOTAL INVESTMENT SECURITIES - 100.45%		$425,202,762
(Cost: $367,660,717)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.45%)		(1,892,126)

NET ASSETS - 100.00%		$423,310,636

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written call options outstanding at December 31, 2003. (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
Ryland Group, Inc. (The)	87	Jan/100	$14,668	$870
	83	Jan/100	12,370	830
Sealed Air Corporation	632	Jan/55	57,193	37,920
			$84,231	$39,620

In addition to the above written call options, the following written put options were outstanding as of December 31, 2003. (See Note 6 to financial statements):

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value
PPL Corporation	1,937	April/19	$58,110	$33,743
Southern Company	1,850	Jan/18.5	27,750	37
			$85,860	$33,780

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

         VALUE FUND
December 31, 2003
(In Thousands, Except for Per Share Amount

ASSETS
Investment securities - at value (cost - $367,661)
(Notes 1 and 3)	$425,203
Receivables:
Fund shares sold	825
Dividends and interest	500

Total assets	426,528

LIABILITIES
Payable for investment securities purchased	2,009
Payable to Fund shareholders	870
Accrued shareholder servicing (Note 2)	143
Outstanding written options - at value (Note 6)	73
Accrued service fee (Note 2)	68
Accrued accounting and administrative services fees (Note 2)	11
Accrued management fee (Note 2)	8
Accrued distribution fee (Note 2)	4
Other	31

Total liabilities	3,217

Total net assets	$423,311

NET ASSETS
$0.001 par value capital stock:
Capital stock	$38
Additional paid-in capital	401,057
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	73
Accumulated undistributed net realized loss on investment transactions	(35,496)
Net unrealized appreciation in value of securities	57,542
Net unrealized appreciation in value of written options	97

Net assets applicable to outstanding units of capital	$423,311

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.25
Class B	$11.06
Class C	$11.11
Class Y	$11.26
Capital shares outstanding:
Class A	30,346
Class B	3,877
Class C	1,773
Class Y	1,705
Capital shares authorized	500,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

         VALUE FUND
For the Six Months Ended December 31, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $10)	$3,832
Interest and amortization	173

Total income	4,005

Expenses (Note 2):
Investment management fee	1,303
Shareholder servicing:
Class A	575
Class B	120
Class C	46
Class Y	13
Service fee:
Class A	356
Class B	47
Class C	22
Distribution fee:
Class A	20
Class B	142
Class C	66
Accounting and administrative services fees	61
Registration fees	49
Audit fees	13
Custodian fees	7
Legal fees	4
Other	62

Total expenses	2,906

Net investment income	1,099

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	19,653
Realized net gain on written options	88

Realized net gain on investments	19,741

Unrealized appreciation in value of securities during the period	34,382
Unrealized appreciation in value of written options during the period	97

Unrealized appreciation in value of investments during the period	34,479

Net gain on investments	54,220

Net increase in net assets resulting from operations	$55,319

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

         VALUE FUND
(In Thousands)

	For the six months ended December 31, 2003	For the fiscal year ended June 30, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,099	$1,421
Realized net gain (loss) on investments	19,741	(34,620)
Unrealized appreciation	34,479	28,041

Net increase (decrease) in net assets resulting from operations	55,319	(5,158)

Distributions to shareholders from net investment income (Note 1E):(1)
Class A	(1,568)	(1,282)
Class B	-	-
Class C	-	-
Class Y	(183)	(110)

	(1,751)	(1,392)

Capital share transactions (Note 5)	29,299	241

Total increase (decrease)	82,867	(6,309)
NET ASSETS
Beginning of period	340,444	346,753

End of period	$423,311	$340,444

Undistributed net investment income	$73	$725

(1)See "Financial Highlights" on pages 29 - 32.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         VALUE FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the period from 12-15-00(1) through
	12-31-03		2003	2002	6-30-01

Net asset value, beginning of period	$9.77		$9.89	$10.82	$10.00

Income (loss) from investment operations:
Net investment income	0.03		0.05	0.02	0.03
Net realized and unrealized gain (loss) on investments	1.50		(0.12)	(0.92)	0.79

Total from investment operations	1.53		(0.07)	(0.90)	0.82

Less distributions from net investment income	(0.05)		(0.05)	(0.03)	(0.00)

Net asset value, end of period	$11.25		$9.77	$9.89	$10.82

Total return(2)	15.69%		-0.73%	-8.30%	8.20%
Net assets, end of period (in millions)	$341		$274	$286	$109
Ratio of expenses to average net assets including voluntary expense waiver	1.44	%(3)	1.45%	1.39%	1.47	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	0.71	%(3)	0.58%	0.53%	1.17	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(4)	- (4)	- (4)	1.50	%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(4)	- (4)	- (4)	1.14	%(3)
Portfolio turnover rate	49.09%		118.15%	60.26%	9.60%

(1)Commencement of operations of the class.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         VALUE FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the period from 12-15-00(1) through
	12-31-03		2003	2002	6-30-01

Net asset value, beginning of period	$9.60		$9.78	$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.04)	(0.04)	0.00
Net realized and unrealized gain (loss) on investments	1.47		(0.14)	(0.95)	0.77

Total from investment operations	1.46		(0.18)	(0.99)	0.77

Less distributions from net investment income	(0.00)		(0.00)	(0.00)	(0.00)

Net asset value, end of period	$11.06		$9.60	$9.78	$10.77

Total return	15.21%		-1.84%	-9.19%	7.70%
Net assets, end of period (in millions)	$43		$34	$33	$13
Ratio of expenses to average net assets including voluntary expense waiver	2.44	%(2)	2.49%	2.36%	2.42	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.29	%(2)	-0.46%	-0.45%	0.14	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	2.46	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	0.10	%(2)
Portfolio turnover rate	49.09%		118.15%	60.26%	9.60%

(1)Commencement of operations of the class.

(2)Annualized.

(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         VALUE FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the period from 12-15-00(1) through
	12-31-03		2003	2002	6-30-01

Net asset value, beginning of period	$9.64		$9.80	$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.03)	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	1.48		(0.13)	(0.94)	0.76

Total from investment operations	1.47		(0.16)	(0.97)	0.77

Less distributions from net investment income	(0.00)		(0.00)	(0.00)	(0.00)

Net asset value, end of period	$11.11		$9.64	$9.80	$10.77

Total return	15.25%		-1.73%	-8.91%	7.70%
Net assets, end of period (in millions)	$20		$17	$19	$9
Ratio of expenses to average net assets including voluntary expense waiver	2.33	%(2)	2.34%	2.20%	2.25	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.17	%(2)	-0.31%	-0.29%	0.39	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	2.29	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	0.36	%(2)
Portfolio turnover rate	49.09%		118.15%	60.26%	9.60%

(1)Commencement of operations of the class.

(2)Annualized.

(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         VALUE FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the period from 12-15-00(1) through
	12-31-03		2003	2002	6-30-01

Net asset value, beginning of period	$9.79		$9.91	$10.84	$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.09	0.01	0.07
Net realized and unrealized gain (loss) on investments	1.52		(0.12)	(0.87)	0.77

Total from investment operations	1.58		(0.03)	(0.86)	0.84

Less distributions from net investment income	(0.11)		(0.09)	(0.07)	(0.00)

Net asset value, end of period	$11.26		$9.79	$9.91	$10.84

Total return	16.16%		-0.37%	-7.85%	8.40%
Net assets, end of period (in millions)	$19		$15	$9	$1
Ratio of expenses to average net assets including voluntary expense waiver	0.94	%(2)	0.94%	0.95%	1.11	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	1.20	%(2)	1.09%	0.97%	1.77	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	1.13	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	1.75	%(2)
Portfolio turnover rate	49.09%		118.15%	60.26%	9.60%

(1)Commencement of operations of the class.

(2)Annualized.

(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

         December 31, 2003

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Select Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues two series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principle, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

E. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Corporation's investment manager. The Corporation pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by each Fund at the following annual rates: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. However, WRIMCO has volutarily agreed to waive its management fee on any day if a Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver. During the period ended December 31, 2003 WRIMCO voluntarily waived $10,180 for Dividend Income Fund.

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of each Fund. For these services, each Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level
From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Each Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Corporation pays WRSCO a monthly per account charge for shareholder servicing. The monthly fee is as follows: Dividend Income Fund - $1.5792 for each shareholder account which was in existence at any time during the prior month; Value Fund - $1.5042 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Corporation pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended December 31, 2003, W&R received the following amounts in gross sales commissions and deferred sales charges.

	Gross Sales Commissions	CDSC
		Class B	Class C
Dividend Income Fund	$804,386	$185	$411
Value Fund	806,968	45,302	869

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended December 31, 2003, W&R paid the following amounts: Dividend Income Fund - $559,180 and Value Fund - $545,171.

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, each Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Corporation paid Directors' fees of $7,731, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the period ended December 31, 2003 are summarized as follows:

	Dividend Income Fund	Value Fund
Purchases of investment securities, excluding short-term and U.S.Government securities	$79,562,853	$240,230,004
Purchases of short-term securities	666,254,597	559,128,939
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. Government securities	3,307,143	166,058,136
Proceeds from maturities and sales of short-term securities	658,121,000	602,301,910

For Federal income tax purposes, cost of investments owned at December 31, 2003 was $84,336,631 for Dividend Income Fund, resulting in net unrealized appreciation of $6,936,899, of which $7,098,126 related to appreciated securities and $161,227 related to depreciated securities.

For Federal income tax purposes, cost of investments owned at December 31, 2003 was $367,679,147 for Value Fund, resulting in net unrealized appreciation of $57,523,615, of which $59,742,001 related to appreciated securities and $2,218,386 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, Value Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2003 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$1,423,228
Distributed ordinary income	1,391,502
Undistributed ordinary income*	729,557
Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-
Capital loss carryover	40,545,862
Post-October losses deferred	11,071,315
*This entire amount was distributed prior to December 31, 2003.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2009	$405,394
June 30, 2010	3,196,360
June 30, 2011	40,545,862

Total carryover	$44,147,616

NOTE 5 - Multiclass Operations

Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the fiscal period ended December 31, 2003 are summarized below. Amounts are in thousands.

	Dividend Income Fund	Value Fund

Shares issued from sale of shares:
Class A
	7,353	5,216
Class B
	594	556
Class C
	402	326
Class Y
	27	232
Shares issued from reinvestment of dividend:
Class A
	18	141
Class B
	-	--
Class C
	-	--
Class Y
	- *	17
Shares redeemed:
Class A
	(195)	(3,102)
Class B
	(16)	(279)
Class C
	(20)	(281)
Class Y
	(3)	(65)

Increase in outstanding capital shares	8,160	2,761

Value issued from sale of shares:
Class A
	$75,179	$54,499
Class B
	6,045	5,680
Class C
	4,101	3,369
Class Y
	273	2,415
Value issued from reinvestment
of dividend:
Class A
	188	1,550
Class B
	-	--
Class C
	-	--
Class Y
	3	183
Value redeemed:
Class A
	(2,040)	(32,053)
Class B
	(173)	(2,823)
Class C
	(204)	(2,857)
Class Y
	(28)	(664)

Increase in outstanding capital	$83,344	$29,299

*Not shown due to rounding.

Transactions in capital stock for the fiscal period ended June 30, 2003 are summarized below. Amounts are in thousands.

Value Fund

Shares issued from sale of shares:
Class A	9,964
Class B	1,186
Class C	791
Class Y	719
Shares issued from reinvestment of dividend:
Class A	139
Class B	--
Class C	--
Class Y	12
Shares redeemed:
Class A	(10,899)
Class B	(990)
Class C	(973)
Class Y	(115)

Decrease in outstanding capital shares	(166)

Value issued from sale of shares:
Class A	$90,572
Class B	10,584
Class C	7,146
Class Y	6,497
Value issued from reinvestment of dividend:
Class A	1,266
Class B	--
Class C	--
Class Y	109
Value redeemed:
Class A	(97,577)
Class B	(8,721)
Class C	(8,614)
Class Y	(1,021)

Increase in outstanding capital	$241

NOTE 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Value Fund, transactions in call options written were as follows:

	Number of Contracts	Premium Received
Outstanding at June 30, 2003	-	$-
Options written	3,072	301,259
Options terminated in closing purchase transactions	(370)	(42,336)
Options exercised	(1,400)	(121,194)
Options expired	(500)	(53,498)

Outstanding at December 31, 2003	802	$84,231

For Value Fund, transactions in put options written were as follows:

	Number of Contracts	Premium Received
Outstanding at June 30, 2003	-	$-
Options written	3,787	85,860
Options terminated in closing purchase transactions	-	--
Options exercised	-	--
Options expired	-	--

Outstanding at December 31, 2003	3,787	$85,860

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Select Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waddell & Reed Advisors Dividend Income Fund and Waddell & Reed Advisors Value Fund (collectively the "Funds"), the mutual funds comprising Waddell & Reed Advisors Select Funds, Inc. as of December 31, 2003, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2003 (for the fiscal period from July 1, 2003 (commencement of operations) through December 31, 2003 for Advisors Dividend Income), and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Select Funds, Inc. as of December 31, 2003, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended June 30, 2003 (for the fiscal period from July 1, 2003 (commencement of operations) through December 31, 2003 for Advisors Dividend Income), and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 17, 2004

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-  4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

This page is for your notes and calculations.

This page is for your notes and calculations.

This page is for your notes and calculations.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Asset Strategy Fund, Inc.

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Cash Management, Inc.

Waddell & Reed Advisors Continental Income Fund, Inc.

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Income Fund

Waddell & Reed Advisors Global Bond Fund, Inc.

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund, Inc.

Waddell & Reed Advisors International Growth Fund, Inc.

Waddell & Reed Advisors Limited-Term Bond Fund

Waddell & Reed Advisors Municipal Bond Fund, Inc.

Waddell & Reed Advisors Municipal High Income Fund, Inc.

Waddell & Reed Advisors New Concepts Fund, Inc.

Waddell & Reed Advisors Retirement Shares, Inc.

Waddell & Reed Advisors Science and Technology Fund

Waddell & Reed Advisors Small Cap Fund, Inc.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your

local office as listed on your

Account Statement, or contact:

WADDELL & REED
CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217
(888) WADDELL
(888) 923-3355

Our INTERNET address is:

http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1024SA (12-03)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.

(Registrant)

By         /s/Kristen A. Richards

         Kristen A. Richards, Vice President and Secretary

Date March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann

         Henry J. Herrmann, President and Principal Executive Officer

Date March 5, 2004

By         /s/Theodore W. Howard

         Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 5, 2004